Stockholders' Equity (Details)												1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 06, 2021 USD ($) $ / shares shares	Aug. 06, 2021 USD ($) $ / shares shares	Jul. 27, 2021 CAD ($) shares	Jun. 09, 2021	Jun. 09, 2021	Mar. 08, 2021 USD ($) $ / shares shares	Jan. 12, 2021 $ / shares shares	Nov. 02, 2020 USD ($) $ / shares shares	Nov. 02, 2020 USD ($) $ / shares shares	Feb. 25, 2020	Jan. 09, 2020 USD ($) $ / shares shares	Jul. 27, 2021 CAD ($) shares	Jul. 21, 2021 USD ($)	Jun. 21, 2021 USD ($) shares	Jun. 21, 2021 CAD ($) shares	Apr. 15, 2021 USD ($) $ / shares shares	Feb. 25, 2020	Jul. 31, 2019 shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2022 CAD ($) shares	Jan. 26, 2022 shares	Dec. 31, 2021 CAD ($) $ / shares shares
Stockholders' Equity (Details) [Line Items]
Certificate of amendment, description										On February 25, 2020, the Company filed a certificate of amendment (the “Certificate of Amendment”) to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware, to effect a reverse stock split of the Company’s common stock, $0.0001 par value per share (“Common Stock”), at a rate of approximately 1-for-13 (the “Reverse Stock Split”).							On February 25, 2020, the Company filed a certificate of amendment (the “Certificate of Amendment”) to the Company’s Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware, to effect a reverse stock split of the Company’s common stock, $0.0001 par value per share, at a rate of approximately 1-for-13 (the “Reverse Stock Split”).				Upon the filing of the Certificate of Amendment, and the resulting effectiveness of the Reverse Stock Split, every 13 outstanding shares of the Company’s common stock were, without any further action by the Company, or any holder thereof, combined into and automatically became 1 share of the Company’s Common Stock.		Upon the filing of the Certificate of Amendment, and the resulting effectiveness of the Reverse Stock Split, every 13 outstanding shares of the Company’s Common Stock were, without any further action by the Company, or any holder thereof, combined into and automatically became 1 share of the Company’s Common Stock.
Common stock, shares authorized																			250,000,000		250,000,000	250,000,000	250,000,000	250,000,000		250,000,000		250,000,000
Common stock, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001		$ 0.0001								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued																		51,762,839		25,080			106,041	6,995,735	58,627,601			106,041
Consultancy services shares																									19,311,309
Consultancy services per share (in Dollars per share) | $ / shares																									$ 0.0001
Per share (in Dollars per share) | $ / shares																								$ 0.0001
Direct offering shares						100,000
Offering price per share (in Dollars per share) | $ / shares						$ 5
Gross proceeds						$ 500,000									$ 5,929,302								$ 864,000
Gross proceeds (in Dollars) | $																			$ 1,126,000		$ 1,126,000	$ 1,126,000	$ 1,126,000
Merger agreement, description																					As consideration for the Merger, the Company delivered to those persons set forth in the Merger Agreement an aggregate total cash payment of $1,126,000 (the “Cash Consideration”), and an aggregate number of restricted shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), equal to (i) (x) $7,000,000, divided by (ii) the volume weighted average closing price of the Company’s Common Stock for the twenty consecutive trading days prior to Closing (the “Stock Consideration,” and together with the Cash Consideration, the “Merger Consideration”), subject in each case to adjustment as provided in the Merger Agreement. Notwithstanding the foregoing, pursuant to the terms of the Merger Agreement, (i) a portion of the Cash Consideration, in an amount equal to the outstanding balance of that PPP Loan made to Rebel AI in January 2021, shall be withheld at Closing and placed into an escrow account, pending forgiveness or repayment of the PPP Loan, as applicable, and (ii) $2,000,000 of Common Stock shall be withheld from the Stock Consideration and deposited into an escrow account, pending release in accordance with the terms of the Merger Agreement.		(i) (x) $7,000,000, divided by (ii) the volume weighted average closing price of the Company’s Common Stock for the twenty consecutive trading days prior to Closing (the “Stock Consideration,” and together with the Cash Consideration, the “Merger Consideration”), subject in each case to adjustment as provided in the Merger Agreement. Notwithstanding the foregoing, pursuant to the terms of the Merger Agreement, (i) a portion of the Cash Consideration, in an amount equal to the outstanding balance of that PPP Loan made to Rebel AI in January 2021, shall be withheld at Closing and placed into an escrow account, pending forgiveness or repayment of the PPP Loan, as applicable, and (ii) $2,000,000 of Common Stock shall be withheld from the Stock Consideration and deposited into an escrow account, pending release in accordance with the terms of the Merger Agreement.
Agency agreement, description				Logiq entered into an Agency Agreement (the “Agency Agreement”) with Research Capital Corporation (the “Agent”) relating to the offering (the “Offering”) by the Company of a minimum of 1,666,667 units of securities (each, a “Unit”), and a maximum of 3,333,333 Units, at a price of C$3.00 per Unit (the “Offering Price”), for minimum gross proceeds of C$5,000,000, and maximum gross proceeds of C$10,000,000. Each Unit consists of (i) one share of common stock of the Company, par value $0.0001 per share (and the Common Stock included in a Unit being a “Unit Share”), and (ii) one Common Stock purchase warrant (each, a “Warrant”), where each Warrant entitles the holder thereof to acquire one share of Common Stock (each, a “Warrant Share”) at an exercise price of C$3.50 per Warrant Share, subject to adjustment, at any time before the third anniversary (the “Warrant Expiry Date”) of June 17, 2021 (the “Closing Date”)	On June 9, 2021, Logiq entered into an Agency Agreement (the “Agency Agreement”) with Research Capital Corporation (the “Agent”) relating to the offering (the “Offering”) by the Company of a minimum of 1,666,667 units of securities (each, a “Unit”), and a maximum of 3,333,333 Units, at a price of C$3.00 per Unit (the “Offering Price”), for minimum gross proceeds of C$5,000,000, and maximum gross proceeds of C$10,000,000. Each Unit consists of (i) one share of common stock of the Company, par value $0.0001 per share (and the Common Stock included in a Unit being a “Unit Share”), and (ii) one Common Stock purchase warrant (each, a “Warrant”), where each Warrant entitles the holder thereof to acquire one share of Common Stock (each, a “Warrant Share”) at an exercise price of C$3.50 per Warrant Share, subject to adjustment, at any time before the third anniversary (the “Warrant Expiry Date”) of June 17, 2021 (the “Closing Date”).
Aggregate gross proceeds percentage																					8.00%		8.00%
Exercise price (in Dollars per share) | $ / shares																												$ 3
Advisory fee unit is comprised, description																							Each Advisory Fee Unit is comprised of (i) one share of Common Stock, and (ii) one warrant exercisable to purchase one share of Common Stock at an exercise price of C$3.50 for a period of 36 months from the Closing Date.
Warrant description																					Pursuant to the terms of the Agency Agreement, the Company also agreed to grant the Agent an option (the “Over-Allotment Option”), exercisable in whole or in part, at the sole discretion of the Agent, at any time up to 30 days following the Closing Date, to purchase from the Company: (i) up to such additional number of Units (the “Over-Allotment Units”) equal to 15% of the number of Units sold under the Offering (the “Over-Allotment Number”) at the Offering Price; (ii) up to such number of additional Warrants (the “Over-Allotment Warrants”) equal to 15% of the number of Warrants comprising the Units sold under the Offering at C$0.4898 per Over-Allotment Warrant; (iii) up to such number of additional shares of Common Stock (the “Over-Allotment Unit Shares”) equal to 15% of the number of shares of Common Stock comprising the Units sold under the Offering at C$2.5102 per Over-Allotment Unit Share; or (iv) any combination of Over-Allotment Units, Over-Allotment Warrants, and Over-Allotment Unit Shares, so long as the aggregate number of Over-Allotment Units, Over-Allotment Warrants, and Over-Allotment Unit Shares does not comprise together more than what is included in the Over-Allotment Number of Over-Allotment Units.		Pursuant to the terms of the Agency Agreement, the Company also agreed to grant the Agent an option (the “Over-Allotment Option”), exercisable in whole or in part, at the sole discretion of the Agent, at any time up to 30 days following the Closing Date, to purchase from the Company: (i) up to such additional number of Units (the “Over-Allotment Units”) equal to 15% of the number of Units sold under the Offering (the “Over-Allotment Number”) at the Offering Price; (ii) up to such number of additional Warrants (the “Over-Allotment Warrants”) equal to 15% of the number of Warrants comprising the Units sold under the Offering at C$0.4898 per Over-Allotment Warrant; (iii) up to such number of additional shares of Common Stock (the “Over-Allotment Unit Shares”) equal to 15% of the number of shares of Common Stock comprising the Units sold under the Offering at C$2.5102 per Over-Allotment Unit Share; or (iv) any combination of Over-Allotment Units, Over-Allotment Warrants, and Over-Allotment Unit Shares, so long as the aggregate number of Over-Allotment Units, Over-Allotment Warrants, and Over-Allotment Unit Shares does not comprise together more than what is included in the Over-Allotment Number of Over-Allotment Units.
Sale of units														1,976,434	1,976,434
Advisory fee units														83,333	83,333
Exercise price (in Dollars per share) | $ / shares	$ 2.85
Shares of common stock											35,714,285
Value of common stock (in Dollars) | $								$ 5,000,000	$ 5,000,000		$ 14,284,714
Exchange shares of common stock								564,467	564,467
Consultancy services description																								During the year ended December 31, 2020, a total of 1,318,640 shares with par value of $0.0001 per share were issued for consultancy services received including shares issued to Senior Management, Directors, Operational Staff, Legal Consultants, Strategy Advisors and Technology Consultants received and 5,677,684 shares with par value of $0.0001 per share were issued to various stockholders.
Total shares																							2,788,972	404,439	3,550,000			2,788,972
Share price par value (in Dollars per share) | $ / shares																			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Vesting period on monthly basis																							5 years
Stock-based compensation																				132,320
Issuance of shares																				25,080
Offering expenses | $																					$ 500,000
Per share																			0.0001		0.0001	0.0001				0.0001
Issuance of common stock						100,000
Gross proceeds (in Dollars) | $																							$ (5,000,000)
Purchase amount (in Dollars) | $																					$ 500,000
Arithmetic average purchase of shares percentage																					97.00%
Warrants to purchase of common stock																					631,579
Common stock percentage																					1.50%
Commitment amount (in Dollars) | $																			$ 40,000,000		$ 40,000,000	$ 40,000,000
Ownership limitation percentage																					9.99%
Additional primary shares issued (in Dollars) | $																					$ 37,000,000
Purchase price (in Dollars) | $																					3,250,000
Cash consideration (in Dollars) | $																					$ 250,000
Restricted common stock shares issued																					2,912,621
Shares issued																			4,231,824	2,951,080	4,231,824	4,231,824				4,231,824	26,350,756
Par value of shares issued (in Dollars per share) | $ / shares																			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock price per share (in Dollars per share) | $ / shares											$ 0.0001
Reg S shares issued																		51,762,839
Shares cancelled																			6	132,320
Shares of common stock was issued for stock-based compensation to consultants																			1,017,286
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized																			250,000,000		250,000,000	250,000,000				250,000,000
Common stock, par value (in Dollars per share) | $ / shares																			$ 0.0001		$ 0.0001	$ 0.0001
Per share (in Dollars per share) | $ / shares																							$ 0.0001
Direct offering shares							101,694
Offering price per share (in Dollars per share) | $ / shares							$ 8.5
Stock-based compensation																							2,313,941
Issuance of shares							101,694
Offering expenses | $																					$ 864,000
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																								$ 0.0001
Shares issued	1,668,042	1,668,042																						106,041
Offering price per share (in Dollars per share) | $ / shares	$ 2.4	$ 2.4
Gross proceeds | $		$ 4,003,301
Warrants issued (in Dollars) | $	$ 1,668,042	$ 1,668,042
Exercise price (in Dollars per share) | $ / shares		$ 2.85
Percentage of contractual discount	8.00%	8.00%
Offering price (in Dollars per share) | $ / shares	$ 2.4
Gross proceeds (in Dollars) | $	$ 4,003,301	$ 4,003,301
Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Warrants to purchase shares														4,223,333	4,223,333
Vesting period on monthly basis																							3 years
Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Vesting period on monthly basis																							2 years
South East Asia [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued																		51,762,839
Canada [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued			16,136									16,136
Offering expenses | $												$ 605,100
Sold an additional units												201,700
Agent Options [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued														158,115	158,115
Aggregate gross proceeds percentage																					8.00%
Number of units sold percentage																							8.00%
Exercise price (in Dollars per share) | $ / shares																						$ 3
Support Services [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued																			83,333		83,333	83,333	83,333			83,333		83,333
Offering price value (in Dollars) | $																										$ 250,000		$ 250,000
Stock option, exercise price, decrease (in Dollars per share) | $ / shares																						$ 3.5
Over-Allotment Offering [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued			16,136									16,136
Gross proceeds | $			$ 605,100
Sold an additional units			201,700									201,700
Options [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued														1,976,434	1,976,434
Offering expenses | $															$ 5,929,302
Advisory fee (in Dollars) | $														$ 83,333
Ionic Ventures, LLC [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																			$ 0.0001		$ 0.0001	$ 0.0001
Value of common stock (in Dollars) | $																					$ 40,000,000
Issuance of shares																					2,926,000
Purchase value of common stock (in Dollars) | $																					$ 3,000,000
Purchase amount (in Dollars) | $																					$ 3,000,000
Purchase price, percentage																			125.00%		125.00%	125.00%				125.00%
Regular purchase price percentage																					80.00%
Battle Bridge Assets [Member]
Stockholders' Equity (Details) [Line Items]
Purchase amount (in Dollars) | $																					$ 3,000,000
Purchase price, percentage																			1.00%		1.00%	1.00%				1.00%
Stock consideration per share (in Dollars per share) | $ / shares																			$ 1.03		$ 1.03	$ 1.03
Stock consideration retained (in Dollars) | $																					$ 500,000
Director [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																				$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Shares issued																304,000			1,017,286		1,017,286	1,017,286	8,479,376	5,677,684	58,627,601	1,017,286		8,479,376
Consultancy services shares																							2,313,941	1,318,640	19,311,309			2,313,941
Consultancy services per share (in Dollars per share) | $ / shares																							$ 0.0001	$ 0.0001	$ 0.0001
Share price par value (in Dollars per share) | $ / shares																$ 5
Offering expenses | $																$ 1,520,000
Stock Purchase Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Direct offering shares																304,000
Offering price per share (in Dollars per share) | $ / shares																$ 5
Gross proceeds | $																$ 1,520,000
President [Member]
Stockholders' Equity (Details) [Line Items]
Share price par value (in Dollars per share) | $ / shares																				$ 0.0001
Convertible Notes Payable [Member]
Stockholders' Equity (Details) [Line Items]
Total outstanding convertible promissory notes (in Dollars) | $													$ 2,911,000
Principal amount (in Dollars) | $													$ 30,000